                         STATE FARM MUTUAL FUND TRUST

 -----------------------------------------------------------------------------
 State Farm Equity Fund                 State Farm Tax Advantaged Bond Fund
 -----------------------------------------------------------------------------
 State Farm Small Cap Equity Fund       State Farm Money Market Fund
 -----------------------------------------------------------------------------
 State Farm International Equity Fund   State Farm LifePath(R) Income Fund
 -----------------------------------------------------------------------------
 State Farm S&P 500(R) Index Fund       State Farm LifePath 2010(R) Fund
 -----------------------------------------------------------------------------
 State Farm Small Cap Index Fund        State Farm LifePath 2020(R) Fund
 -----------------------------------------------------------------------------
 State Farm International Index Fund    State Farm LifePath 2030(R) Fund
 -----------------------------------------------------------------------------
 State Farm Equity and Bond Fund        State Farm LifePath 2040(R) Fund
 -----------------------------------------------------------------------------
 State Farm Bond Fund
 -----------------------------------------------------------------------------

                        Class A Shares - Class B Shares
        October 1, 2004 Supplement to the Prospectus dated May 1, 2004

The fourth sentence in the first paragraph on page 1 is changed to read:

   Each Fund, other than the Tax Advantaged Bond Fund, offers six classes of shares: Class A, Class B, Institutional shares, Class R-1, Class R-2 and Class R-3. The Tax Advantaged Bond Fund offers three classes of shares:
   Class A, Class B and Institutional shares.

The second sentence under the heading, "How does this Fund pursue its investment objective?" on page 4 is changed to read:

   The companies in which the Small Cap Equity Fund invests typically have market capitalizations of $32 million to $2.75 billion at the time the Fund purchases the securities.

The fourth paragraph under the heading, "How has the Money Market Fund performed?" on page 29 is changed to read:

   The following table shows the average annual total return on an investment in the Fund for the period 12/18/2000 (the effective date of the Trust's registration statement) to 12/31/2003 and for the 1-year period ended December 31, 2003:

The Annual Fund Operating Expenses for the State Farm LifePath Income Fund and the State Farm LifePath 2010 Fund on page 38 are changed to read as follows:

  -----------------------------------------------------------------------------------
                                              State Farm LifePath State Farm LifePath
                                              Income Fund/(2)/    2010 Fund/(2)/
  -----------------------------------------------------------------------------------
                                              Class A   Class B   Class A   Class B
  -----------------------------------------------------------------------------------
  Management Fees                             1.04%     1.04%     1.04%     1.04%
  -----------------------------------------------------------------------------------
  Distribution (12b-1) Fees                   0.25%     0.65%     0.25%     0.65%
  -----------------------------------------------------------------------------------
  Other Expenses (Shareholder Servicing Fees) 0.25%     0.25%     0.25%     0.25%
  -----------------------------------------------------------------------------------
  Other Expenses (All Other)                  0.53%     0.71%     0.39%     0.47%
  -----------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/   2.07%     2.65%     1.93%     2.41%
  -----------------------------------------------------------------------------------

The following new paragraphs are inserted above the heading, "Other retirement plans" on page 57.

   To adopt State Farm's Prototype Safe Harbor 401(k) Plan and to begin purchasing Class A or Class B shares as funding for the plan, a plan sponsor must enter into an Administrative Services Agreement with the Manager. Effective October 1, 2004, the Manager will not enter into any new Administrative Services Agreements with plan sponsors except for plan sponsors who are current agents of the State Farm Insurance Companies. Any plan sponsor who after October 1, 2004 enters into an administrative services agreement with BISYS Retirement Services, Inc. must purchase Class R-1, R-2 or Class R-3 shares of the Funds, whichever share class is appropriate as described in the prospectus for such shares.

   Effective November 8, 2004, all plan sponsors who elect to have BISYS Retirement Services, Inc. provide administrative services for their 401(k) plans may not purchase Class A or Class B shares of the Funds for their plans. Such plan sponsors may instead purchase Class R-1, Class R-2 or Class R-3 shares of the Funds for their plans, whichever share class is

                                    531485
   appropriate as described in the prospectus for such shares. On or before November 8, 2004, the Manager will convert any Class B shares of the Funds held in such sponsors' 401(k) plans to Class A shares of the Funds. The conversion will be based on the relative net asset value of the two Classes, and no charge will be imposed in connection with the conversion.

The following new paragraph is added after the first full paragraph appearing under the heading "Automatic Conversion of Class B Shares" on page 63:

   All plan sponsors who elect to have BISYS Retirement Services, Inc. provide administrative services for their 401(k) plans will receive an accelerated conversion of their Class B shares to Class A shares. On or before November 8, 2004, the Manager will convert any Class B shares of the Funds held in such sponsors' 401(k) plans to Class A shares of the Funds. The conversion will be based on the relative net asset value of the two Classes, and no charge will be imposed in connection with the conversion.

The first bullet point under the heading "General Policies On Exchanging Shares" on page 66 is amended to read:

  . No more than four exchanges involving a non-Money Market Fund can be made during a calendar year. Effective November 8, 2004, Class A shares may be held by participant directed 401(k) retirement plans to which BISYS Retirement Services, Inc. provides administrative services. Participants in such plans are limited to one exchange involving a non-Money Market Fund per calendar quarter unless the retirement plan document governing the operation of the 401(k) plan provides otherwise.

The beginning of page 110 is changed to read:

---------------------------------------------------------------------------------------
Corresponding Fund or                                  1 Year 3 Years 5 Years  10 Years
Composite (inception date)                                                     of Since
(corresponds to . . .)                                                        Inception
---------------------------------------------------------------------------------------
Money Market Fund portfolio of the State Farm Variable -2.88%   0.28%   2.21%     2.87%
Product Trust (January 29, 1998)
   (Money Market Fund)
---------------------------------------------------------------------------------------

           Assuming Class B Shares Total Fund Operating Expenses and
            No Redemption at the End of the Applicable Time Period

       ------------------------------------------------------------------
       State Farm Growth Fund (March 14, 1968) 23.77% -3.65% -0.48% 8.92%
          (Equity Fund)
       ------------------------------------------------------------------

   (continuing on with Capital Guardian Small Cap Equity Composite, etc. as appearing in the original text of page 110)

                                   120-6345d

                         STATE FARM MUTUAL FUND TRUST

 -----------------------------------------------------------------------------
 State Farm Equity Fund                 State Farm Tax Advantaged Bond Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm Small Cap Equity Fund       State Farm Money Market Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm International Equity Fund   State Farm LifePath(R) Income Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm S&P 500(R) Index Fund       State Farm LifePath 2010(R) Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm Small Cap Index Fund        State Farm LifePath 2020(R) Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm International Index Fund    State Farm LifePath 2030(R) Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm Equity and Bond Fund        State Farm LifePath 2040(R) Fund
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 State Farm Bond Fund
 -----------------------------------------------------------------------------

                             Institutional Shares
        October 1, 2004 Supplement to the Prospectus dated May 1, 2004

The fourth sentence in the first paragraph on page 1 is changed to read:

   Each Fund, other than the Tax Advantaged Bond Fund, offers six classes of shares: Class A, Class B, Institutional shares, Class R-1, Class R-2 and Class R-3. The Tax Advantaged Bond Fund offers three classes of shares:
   Class A, Class B and Institutional shares.

The second sentence under the heading, "How does this Fund pursue its investment objective?" on page 4 is changed to read:

   The companies in which the Small Cap Equity Fund invests typically have market capitalizations of $32 million to $2.75 billion at the time the Fund purchases the securities.

The following two paragraphs are inserted above the heading, "Other retirement plans" on page 56.

   To adopt State Farm's Prototype Safe Harbor 401(k) Plan and to begin purchasing Institutional Class shares as funding for the plan, a plan sponsor must enter into an Administrative Services Agreement with the Manager. Effective October 1, 2004, the Manager will not enter into any new Administrative Services Agreements with plan sponsors except for plan sponsors who are current agents of the State Farm Insurance Companies. Any plan sponsor who after October 1, 2004 enters into an administrative services agreement with BISYS Retirement Services, Inc. must purchase Class R-1, R-2 or Class R-3 shares of the Funds, whichever share class is appropriate as described in the prospectus for such shares.

   Effective November 8, 2004, all plan sponsors who elect to have BISYS Retirement Services, Inc. provide administrative services for their 401(k) plans may not purchase Institutional Class shares of the Funds for their plans. Such plan sponsors may instead purchase Class R-1, Class R-2 or Class R-3 shares of the Funds for their plans, whichever is appropriate as described in the prospectus for such shares.

The following new paragraph is added after the first full paragraph under the heading "How to Buy and Sell Shares" on page 57:

   Effective November 8, 2004, Institutional Class shares may be held by participant directed 401(k) retirement plans to which BISYS Retirement Services, Inc. provides administrative services. Participants in such plans are limited to one exchange involving a non-Money Market Fund per calendar quarter unless the retirement plan document governing the operation of the 401(k) plan provides otherwise.

531484

120-4683a